Disclosure of Detailed Information About Borrowings (Details) $ in Thousands, $ in Millions	Jul. 31, 2021 USD ($)	Feb. 10, 2021 NZD ($)	Feb. 10, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings
Bank loans				$ 10,381
Debt issuance costs in relation to bank loan				(5)
Other loan				10,376
Convertible notes				2,149
Amounts due after more than one year				2,149
Borrowings		$ 14.5	$ 10,400	$ 12,525